TRANSACTION COSTS	12 Months Ended
Dec. 31, 2024
Transaction Costs
TRANSACTION COSTS

18.	TRANSACTION COSTS

Transaction costs incurred in 2024 are $1,487,800 which are costs incurred for the equity raises as described in Note 12.

Transaction costs incurred in 2023 are $99,529 which are costs incurred for the equity raise in October 2023 as described in Note 12.

Transaction costs incurred in 2022 are $1,398,598, which are costs incurred for the equity raises described in Note 12 (b).

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023